Share-based Compensation - Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption (Detail) - Incentive Shares Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.52%	1.97%	1.27%
Risk-free interest rate, maximum	2.75%	2.04%	1.35%
Expected life (in years)	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	37.74%	39.00%	43.30%
Expected volatility, maximum	38.74%	41.90%	44.00%
Exercise multiple		¥ 2.8	¥ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	¥ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	¥ 2.8